Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 701	$ 853
Receivables (Note 11)	5,675	5,390
Inventories (Note 12)	6,977	6,148
Prepaid expenses and other current assets	1,396	1,401
Current assets	14,749	13,792
Non-current assets
Goodwill (Note 14)	12,136	12,043
Other intangible assets (Note 14)	1,667	1,819
Other assets (Note 16)	858	884
TOTAL ASSETS	52,301	51,840
Property, plant and equipment including right of use assets	22,747	22,604
Investments accounted for using equity method and in subsidiaries joint ventures and associates	144	698
Current liabilities
Short-term debt (Note 17)	873	1,534
Current portion of long-term debt (Note 18)	513	1,037
Payables and accrued charges (Note 20)	9,309	9,118
Current portion of lease liabilities	346	356
Current liabilities	11,041	12,045
Non-current liabilities
Long-term debt (Note 18)	9,350	8,881
Lease liabilities - non-current	937	999
Deferred income tax liabilities (Note 8)	3,666	3,539
Pension and other post-retirement benefit liabilities (Note 21)	221	227
Asset retirement obligations and accrued environmental costs (Note 22)	1,468	1,543
Other non-current liabilities	253	164
TOTAL LIABILITIES	26,936	27,398
SHAREHOLDERS' EQUITY
Share capital (Note 23)	13,519	13,748
Contributed surplus	57	68
Accumulated other comprehensive loss	(329)	(515)
Retained earnings	12,076	11,106
TOTAL SHAREHOLDERS' EQUITY	25,365	24,442
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	52,301	51,840
Non-controlling interests	42	35
Equity attributable to owners of parent	$ 25,323	$ 24,407